Annual Operating Expenses {- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund Retail PRO-06 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Retail Class	Sep. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.75%